OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	$ 305
San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	2
Southern California Gas Company [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	0
Before-Tax Amount [Member] | Net Actuarial Gain [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	38	[1]
Before-Tax Amount [Member] | Net Actuarial Gain [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	2	[1]
Before-Tax Amount [Member] | Net Actuarial Loss [Member] | Southern California Gas Company [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(3)	[1]
Before-Tax Amount [Member] | Amortization of Actuarial Loss [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	10	[1]
Before-Tax Amount [Member] | Amortization of Actuarial Loss [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	1	[1]
Before-Tax Amount [Member] | Amortization of Actuarial Loss [Member] | Southern California Gas Company [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	1	[1]
Before-Tax Amount [Member] | Amortization Of Prior Service Credit [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(1)	[1]
Interest Expense | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	11
Interest Expense | Interest Rate Instruments [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	9
Interest Expense | Interest Rate Instruments [Member] | Southern California Gas Company [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	1
Cost of Natural Gas, Electric Fuel and Purchased Power [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(1)
Equity Earnings Before Income Tax [Member] | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	10
Income Before Tax [Member] | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	20
Income Tax Expense [Member] | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(4)
Income Tax Expense [Member] | Amortization of Actuarial Loss [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(19)
Income Tax Expense [Member] | Amortization of Actuarial Loss [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(1)
Income Tax Expense [Member] | Amortization of Actuarial Loss [Member] | Southern California Gas Company [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	1
Income After Tax [Member] | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	16
Earnings Attributable To Noncontrolling Interests [Member] | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(9)
Earnings Attributable To Noncontrolling Interests [Member] | Interest Rate Instruments [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	(9)
Total [Member] | Foreign Currency Translation [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	270	[2]
Total [Member] | Interest Rate Instruments [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	7
Total [Member] | Interest Rate Instruments [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	0
Total [Member] | Amortization of Actuarial Loss [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	28
Total [Member] | Amortization of Actuarial Loss [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	2
Total [Member] | Amortization of Actuarial Loss [Member] | Southern California Gas Company [Member]
Reclassifications From Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income (loss).	$ (1)

[1]	Amounts are included in the computation of net periodic benefit cost (see "Net Periodic Benefit Cost, 2011 - 2013" in Note 7).
[2]	Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.